BASIS OF PREPARATION OF CONDENSED CONSOLIDATED INTERIM FINANCIAL STATEMENTS	6 Months Ended
Jun. 30, 2026
Notes and other explanatory information [abstract]
BASIS OF PREPARATION OF CONDENSED CONSOLIDATED INTERIM FINANCIAL STATEMENTS

NOTE 2 – BASIS OF PREPARATION OF CONDENSED CONSOLIDATED INTERIM FINANCIAL STATEMENTS

A)	Basis of presentation of the financial statements

The Company’s condensed consolidated financial statements for the six months ended June 30, 2026, have been prepared in accordance with International Accounting Standard (“IAS”) 34, “Interim Financial Reporting”. These condensed consolidated financial statements, which are unaudited, do not include all of the information and disclosures that would otherwise be required in a complete set of annual financial statements and should be read in conjunction with the annual financial statements for the year ended December 31, 2025, and their accompanying notes, which have been prepared in accordance with IFRS Accounting Standards as published by the International Accounting Standards Board. The results of operations for the six months ended June 30, 2026, are not necessarily indicative of the results that may be expected for the entire fiscal year ending December 31, 2026, or for any other interim period.

B)	Convenience translation into U.S. dollars

The reported NIS amounts as of June 30, 2026 and for the six-month period then ended have been translated into U.S. dollars (“US dollars”, “USD”, “$”). All figures were translated using the representative exchange rate as of June 30, 2026 ($1 = NIS 2.978). The translation was made solely for the convenience of the reader. The dollar amount presented in these financial statements should not be construed to represent amounts receivable or payable in dollars or convertible into dollars, unless otherwise indicated in these financial statements.

C)	Estimates and judgments

The preparation of the Condensed Interim Financial Information requires management to exercise judgment and use significant accounting estimates and assumptions. These affect the application of the Company’s accounting policies and the reported amounts of assets, liabilities, income, and expenses. Actual results may differ materially from these estimates. In preparing these Condensed Interim Financial Information, the significant accounting judgments and the uncertainties associated with key sources of estimates are consistent with those in the consolidated annual financial statements for the year ended December 31, 2025.